INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for accounts receivable	¥ 1,959	¥ 12
Government subsidy	1,549	3,127
Accrued expenses	24,597	27,601
Asset retirement obligation	19,227	13,110
Net operating losses carry forwards	386,999	267,159
Total gross deferred tax assets	434,331	311,009
Valuation allowance on deferred tax assets	(328,821)	(205,976)	¥ (155,852)	¥ (152,241)
Deferred tax assets, net of valuation allowance	105,510	105,033
Deferred tax liabilities:
Property and equipment	(154,480)	(171,656)
Intangible assets	(195,093)	(97,102)
Prepaid land use rights	(1,572)	(1,612)
Leases	(70,284)	(9,568)
Accounts receivable		(4,836)
Total deferred tax liabilities	(421,429)	(284,774)
Net deferred tax liabilities	(315,919)	(179,741)
Analysis as:
Deferred tax assets	146,088	72,931
Deferred tax liabilities	(462,007)	(252,672)
Net deferred tax liabilities	¥ (315,919)	¥ (179,741)